Label	Element	Value
UBS Retirement Money Fund
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Supplement [Text Block]	ck0000703876_SupplementTextBlock

Money Market Funds

Prospectus and SAI Supplement

UBS Retirement Money Fund

Supplement to the Prospectus and Statement of Additional Information ("SAI") dated August 28, 2015

January 28, 2016

Dear Investor:

The purpose of this supplement is to update the Prospectus and SAI in response to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the primary rule governing money market funds, including UBS Retirement Money Fund (the "Fund"). These regulatory changes, which have a tiered compliance period that extends until October 2016, impact key aspects of how money market funds are structured and operate.

Later this year, but before the October 2016 compliance deadline, the Fund may no longer be offered as a sweep fund as part of certain distributor platforms. As a result, the Fund's shareholders would be transitioned to an alternative money market sweep fund. Shareholders will receive additional information at a future time in advance of these changes.

In addition, effective October 30, 2015, the Fund's investment advisor and distributor were renamed UBS Asset Management (Americas) Inc. and UBS Asset Management (US) Inc., respectively. All references to "UBS Global Asset Management (Americas) Inc." in the Fund's Prospectus and SAI are hereby replaced with "UBS Asset Management (Americas) Inc." Similarly, all references to "UBS Global Asset Management (US) Inc." in the Fund's Prospectus and SAI are hereby replaced with "UBS Asset Management (US) Inc."

PLEASE RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

Risk/Return [Heading]	rr_RiskReturnHeading	UBS Retirement Money Fund